Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 434,968	£ 430,829
Other	58,866	55,261
Financial assets at fair value through profit or loss	1,429	1,798
Derivative financial instruments	5,042	5,511
Financial liabilities at fair value through profit or loss	5,643	6,537
Derivative financial instruments	5,488	4,643
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	5,643	6,537
Level 3 financial liabilities carried at fair value	5,643	6,537
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial liabilities carried at fair value	29	33
Carrying value | Level 3 | Financial liabilities carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial liabilities carried at fair value	203	240
Carrying value | Financial assets carried at fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	421	471
Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	174	207
Carrying value | At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	29	33
Interest rate volatility | Option pricing model | Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	3	31
Housing price index | Market values – property valuation | Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	£ 171	£ 176
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.11	0.13
Minimum | Housing price index | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.01	0.01
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	1.47	1.68
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	£ 1,429	£ 1,798
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	365	399
Financial assets at fair value through profit or loss | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	29	32
Financial assets at fair value through profit or loss | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	(27)	(30)
Financial assets at fair value through profit or loss | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	4	4
Financial assets at fair value through profit or loss	365	399
Financial assets at fair value through profit or loss | Interest rate spreads | Discounted cash flows | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 361	£ 395
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0050	0.0050
Financial assets at fair value through other comprehensive income | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	£ 55	£ 56
Derivative financial assets | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	£ 1	£ 16